Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2016	2015
	U.S. Dollars
Components	13,995	12,739
Work in process	5,180	6,453
Finished products *	8,380	10,386

	27,555	29,578

*          includes systems at customer locations not yet sold, as of December 31, 2016 and 2015, in the amount of $3,109 and $4,612 respectively.

Balance Sheet Presentation of Inventories	Inventories are presented in:
	December 31,
	2016	2015
	U.S. Dollars
Current assets	25,448	27,599
Long-term assets (A)	2,107	1,979

	27,555	29,578